Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended															0 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Federal Home Loan Bank Borrowings Line of Credit	Dec. 31, 2012 Federal Home Loan Bank Borrowings Line of Credit	Dec. 31, 2011 Federal Home Loan Bank Borrowings Line of Credit	Mar. 31, 2013 Federal Home Loan Bank Borrowings Letter of Credit	Dec. 31, 2012 Federal Home Loan Bank Borrowings Letter of Credit	Dec. 31, 2011 Federal Home Loan Bank Borrowings Letter of Credit	Mar. 31, 2013 Investment purchase commitment	Dec. 31, 2012 Investment purchase commitment	Dec. 31, 2011 Investment purchase commitment	Mar. 31, 2013 Investment purchase commitment Consolidated investment entities	Dec. 31, 2012 Investment purchase commitment Consolidated investment entities	Dec. 31, 2011 Investment purchase commitment Consolidated investment entities	Sep. 26, 2012 Healthcare Strategies, Inc., Plan plaintiff	Dec. 31, 2012 Payables under securities loan agreement, including collateral held	Dec. 31, 2011 Payables under securities loan agreement, including collateral held	Dec. 31, 2012 Payables under securities loan agreement, including collateral held Derivatives	Dec. 31, 2011 Payables under securities loan agreement, including collateral held Derivatives	Dec. 31, 2012 Payables under securities loan agreement, including collateral held Credit Facility	Dec. 31, 2011 Payables under securities loan agreement, including collateral held Credit Facility	Mar. 31, 2013 Securities pledged as collateral	Dec. 31, 2012 Securities pledged as collateral	Dec. 31, 2011 Securities pledged as collateral
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense		$ 41.7	$ 51.3	$ 55.8
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating leases, due 2013		41.9
Operating leases, due 2014		30.3
Operating leases, due 2015		24.8
Operating leases, due 2016		21.3
Operating leases, due 2017		18.1
Operating leases, due thereafter		22.9
Loss Contingencies [Line Items]
Off-balance sheet commitment to purchase investments											801.6	890.1	1,300.0	247.1	254.9	470.9
Collateralized loan obligations notes, at fair value using the fair value option	4,448.1	3,829.4	2,057.1															890.3	757.7
Cash collateral for borrowed securities																				32.8	40.0	11.8	11.8
Fair value of securities delivered as collateral																								969.8	1,000.0	1,300.0
Undiscounted liability of future guaranty fund assessments	51.2	51.3	58.9
Future credits to premium taxes	20.9	20.9	21.0
Amount of borrowing capacity		2,600.0			2,600.0	2,600.0	3,200.0	265.0	265.0	265.0
Fair value of assets pledged as collateral					3,100.0	3,100.0	3,800.0	338.5	336.5	354.0
Possible losses in excess of amounts accrued	$ 100.0	$ 100.0
Number of plaintiffs																	15,000